Federated Hermes Emerging Markets Equity Fund
A Portfolio of Federated Hermes Adviser Series
CLASS R6 (TICKER FRIEX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2021
Please replace the Class R6 Ticker Symbol on the covers of the Summary Prospectus, Prospectus and Statement of Additional Information with “R6 / FRIEX.”
August 31, 2021

Federated Hermes Emerging Markets Equity Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455524 (9/21)
© 2021 Federated Hermes, Inc.